Supplementary Disclosures on Financial Instruments - Summary of Gains and Losses by IAS 39 Category (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	€ (356)	€ (258)
Available-for-sale financial assets	8	12
Financial Assets/Liabilities Held for Trading	(19)	456
Financial liabilities at amortized cost	(1,338)	(1,454)
Total	(1,705)	(1,244)
Interest [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	118	139
Financial liabilities at amortized cost	1,376	1,481
Total	€ 1,494	€ 1,620